ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 1,026	$ 1,133
Less: allowances for credit losses	(972)	(976)	$ (976)	$ (965)
Accounts receivable, net	54	157
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	28	106
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 998	$ 1,027